Subsequent Events (Details) ¥ in Millions									1 Months Ended		3 Months Ended
	Oct. 27, 2023 USD ($)	Oct. 24, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 10, 2023 USD ($)	Aug. 04, 2023 USD ($)	Oct. 24, 2023 USD ($)	Jul. 20, 2023 USD ($)	Sep. 30, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 24, 2023 CNY (¥)	Oct. 07, 2023 CNY (¥)	Aug. 29, 2023 CNY (¥)	Aug. 29, 2023 JPY (¥)	Aug. 23, 2023 CNY (¥)	Aug. 04, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Outstanding short-term bank loans									$ 14,500,000
Borrowed amount						$ 2														$ 14,022,523	$ 11,760,387
Loan maturity date		Apr. 19, 2024							Apr. 19, 2024				Apr. 19, 2024
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowed amount					$ 1,000,000		$ 1,300,000	$ 100,000		$ 0.3					¥ 900,000			¥ 1,000,000	¥ 2,200,000
Loan maturity date					Aug. 28, 2024		Nov. 07, 2023	Oct. 03, 2024		Mar. 13, 2024					Aug. 28, 2024	Aug. 28, 2024		Oct. 03, 2024	Mar. 13, 2024
Interest rate					3.73%		5.90%	8.82%		3.85%
Term deposits					$ 1,000,000											¥ 146.6
Forecast [Member]
Subsequent Events (Details) [Line Items]
Outstanding short-term bank loans											$ 10,600,000
Borrowed amount	$ 1,900,000	$ 2,200,000	$ 300,000	$ 1,100,000					$ 2,200,000		$ 11,100,000	¥ 14,000,000	¥ 16,000,000	¥ 2,000,000			¥ 20
Loan maturity date	Apr. 24, 2024		Oct. 17, 2025	Dec. 05, 2023		Feb. 18, 2024						Apr. 24, 2024		Oct. 17, 2025			Feb. 18, 2024
Interest rate	2.61%	2.74%	10.26%	5.99%		3.80%